Document and Entity Information	Mar. 12, 2020
Cover [Abstract]
Entity Registrant Name	MCDERMOTT INTERNATIONAL INC
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	MDRIQ
Amendment Flag	false
Entity Central Index Key	0000708819
Document Type	8-K
Document Period End Date	Mar. 12, 2020
Entity Incorporation State Country Code	R1
Entity File Number	001-08430
Entity Tax Identification Number	72-0593134
Entity Address, Address Line One	757 N. Eldridge Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	(281)
Local Phone Number	870-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false